Prepaid Expenses (Schedule Of Prepaid Expenses) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses [Abstract]
Prepaid services	$ 290	$ 523	$ 408
Prepaid bonds for German statutory costs			142
Prepaid insurance		23	21
Prepaid insurance	40	16
Prepaid licenses, software tools and support		16	11
Prepaid licenses, software tools and support	33	23
Other prepaid expenses	7	12	17
Prepaid expenses	$ 370	574	599
Other prepaid expenses and current assets		$ 500	$ 100